Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
October 31, 2023
NFY-NPRT3-1223
1.809090.120
Municipal Bonds - 97.8%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 87.8%
Brighton Central School Distri Series 2020, 2.125% 6/15/32	1,000	796
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	760
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	591
5% 7/1/25	590	569
5% 7/1/26	450	425
5% 7/1/27	600	556
5% 7/1/28	360	328
5% 7/1/29	300	269
5% 7/1/30	575	505
5% 7/1/40	1,000	769
5.25% 7/1/35	1,000	826
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	506
Dobbs Ferry Series 2017 A, 2.65% 10/15/33	325	259
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	640
5% 7/1/32	1,500	1,536
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	3,827
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	769
5% 7/1/30	1,250	1,276
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,546
5% 7/1/34	3,000	3,086
Series 2016 A:
5% 7/1/41	2,500	2,427
5% 7/1/46	8,000	7,584
5% 7/1/50	6,280	5,852
Series 2017, 5% 12/1/32 (b)	4,000	3,688
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	7,823
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	559
5% 7/1/27	350	355
5% 7/1/28	500	506
5% 7/1/29	725	733
5% 7/1/31	2,610	2,640
5% 7/1/32	2,660	2,688
5% 7/1/33	2,770	2,799
5% 7/1/34	2,935	2,965
5% 7/1/40	8,500	8,400
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	854
5% 7/1/30	1,100	1,108
5% 7/1/35	855	852
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	549
5% 9/1/34	850	888
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	403
5% 6/1/26	550	557
5% 6/1/28	155	159
5% 6/1/30	200	207
5% 6/1/32	200	207
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	8,977
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	730
5% 7/1/33	475	466
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
3.5% 2/15/38	405	339
5% 2/15/34	6,130	6,274
Islip Gen. Oblig. Series 2021 A, 2% 5/1/37	1,575	1,067
Kingston NY City School District Series 2021, 2% 6/15/35	425	295
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	11,992
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,807
5% 9/1/35	1,200	1,268
5% 9/1/37	500	518
5% 9/1/38	1,450	1,489
Series 2022 A:
5% 9/1/38	1,275	1,317
5% 9/1/39	1,375	1,412
5% 9/1/40	1,500	1,532
5% 9/1/41	1,375	1,397
5% 9/1/42	2,000	2,019
Series 2023 E:
5% 9/1/39	1,750	1,801
5% 9/1/40	1,915	1,959
5% 9/1/41	2,100	2,138
5% 9/1/42	2,375	2,404
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A, 5% 7/1/33	1,000	1,014
Mahopac Cent Scd Series 2021, 1.7% 6/1/35	635	427
Massapequa Union Free School District Series 2019:
2% 10/1/32	1,745	1,347
2% 10/1/33	1,775	1,335
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2018, 5% 5/1/32	5,000	5,234
Monroe County Indl. Dev. Corp.:
(Highland Hosp. of Rochester Proj.) Series 2020, 3% 7/1/50	4,265	2,679
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	1,892
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,289
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,603
5% 12/1/34	760	762
5% 12/1/35	700	700
5% 12/1/36	700	691
(Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/34	1,310	1,347
Series 2017 C, 4% 7/1/32	1,680	1,581
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	2,824
5% 11/15/56	9,000	8,368
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,004
New Rochelle N Y Series 2020, 2% 2/15/34	590	457
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	890
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,518
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,456
Series 2019 D:
5% 12/1/41	4,305	4,346
5% 12/1/44	9,810	9,818
Series 2020 D1, 4% 3/1/44	1,475	1,274
Series 2021 A1, 4% 8/1/34	3,250	3,135
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	3,813
5% 3/1/43	1,500	1,516
Series 2022 A1, 5% 8/1/47	25,000	24,908
Series 2022 D1, 5.25% 5/1/38	5,000	5,281
Series 2023 F1, 5% 8/1/37	1,000	1,051
Series B, 5% 10/1/43	3,000	3,024
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	4,270	2,811
Series 2019 J, 3.05% 11/1/49	9,135	5,984
Series 2020 A1C, 2.8% 11/1/45	1,000	634
Series 2021 C1, 2.4% 11/1/46	2,535	1,495
Series 2021 F1:
2.25% 11/1/41	10,000	6,310
2.4% 11/1/46	1,000	590
Series 2021 I, 2.45% 11/1/41	6,200	4,053
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) Series 2021 A:
3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	1,000	759
3% 1/1/46 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	9,945	6,627
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 DD, 5.25% 6/15/49	4,410	4,466
Series 2021 BB1, 3% 6/15/50	4,395	2,895
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S1, 5% 7/15/33	2,165	2,201
Series 2018 S4, 5.25% 7/15/36	8,095	8,416
Series 2019 S1, 5% 7/15/43	1,715	1,722
Series 2022 1A, 3% 7/15/39	1,465	1,120
New York City Transitional Fin. Auth. Rev.:
Series 2016 A1, 3.25% 8/1/35	325	275
Series 2017 B, 5% 8/1/34	2,640	2,692
Series 2017 E-1, 5% 2/1/34	4,500	4,598
Series 2017 F, 5% 5/1/34	7,000	7,168
Series 2018 B-1, 5% 8/1/34	3,000	3,079
Series 2018 C2, 5% 5/1/37	4,690	4,777
Series 2020 C1, 3% 5/1/46	4,200	2,882
Series 2021 B1, 4% 8/1/38	1,340	1,221
Series 2021 F1, 4% 11/1/38	1,500	1,366
Series 2022 B1, 5.25% 11/1/37	6,120	6,522
Series 2024 A1:
5% 5/1/40	5,115	5,270
5% 5/1/41	8,000	8,215
Series C1, 4% 5/1/47	1,000	851
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,008
5% 11/15/30	2,000	2,003
5% 11/15/33	9,115	9,123
5% 11/15/34	3,000	3,001
5% 11/15/40	9,990	9,762
Series 2016, 0% 11/15/38	1,275	562
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,031
5% 7/1/29	5,000	5,018
5% 5/1/30	3,450	3,462
5% 7/1/30	5,000	5,013
5% 5/1/31	11,000	11,034
5% 7/1/31	15,000	14,969
Series 2015 B, 5% 10/1/34	1,070	1,086
Series 2015:
5% 12/1/23 (b)	700	699
5% 12/1/24 (b)	600	595
5% 12/1/27 (b)	1,200	1,157
Series 2016 A:
5% 7/1/31	1,200	1,221
5% 7/1/33	800	814
5% 7/1/34	650	660
5% 7/1/35	500	507
Series 2019 1, 2% 7/1/33	6,980	5,447
Series 2019 A:
4% 7/1/40	1,000	691
4% 7/1/45	3,750	2,489
5% 7/1/26	545	515
5% 7/1/27	390	362
5% 7/1/28	465	424
5% 7/1/29	750	671
5% 7/1/30	1,475	1,295
5% 7/1/32	1,540	1,309
5% 7/1/33	5,800	5,775
5% 7/1/34	1,300	1,074
5% 7/1/35	600	489
5% 7/1/36	500	402
5% 7/1/38	3,440	3,515
5% 7/1/41	1,345	1,028
5% 7/1/42	8,500	8,569
Series 2019 B, 5% 7/1/50	3,000	3,008
Series 2020 A:
3% 7/1/48	5,000	3,312
4% 9/1/50	7,120	5,305
4% 7/1/53	5,805	4,590
5% 7/1/40	1,265	1,282
Series 2021 A:
3% 7/1/41	1,000	721
4% 7/1/48	4,000	3,157
5% 7/1/46	1,025	910
5% 7/1/51	3,040	2,633
Series 2022 A:
4% 7/1/49	2,500	1,965
5% 7/1/35	1,425	1,460
5% 7/1/36	1,495	1,519
5% 7/1/37	785	791
5% 7/15/37	6,500	6,262
5% 7/1/38	500	500
5% 7/1/39	865	858
5% 7/1/40	915	900
5% 7/1/41	830	810
5% 7/1/42	1,005	973
Series 2022:
4% 7/1/46	4,625	3,807
5% 7/1/35	1,095	1,083
5% 7/1/47	5,625	4,973
5% 7/1/52	4,675	4,671
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,255
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,020
5% 3/15/43	9,940	10,008
Series 2018 C:
5% 3/15/35	18,870	19,467
5% 3/15/43	6,185	6,228
Series 2018 E, 5% 3/15/44	5,000	4,993
Series 2018, 5% 3/15/48	12,700	12,628
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,014
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	6,855
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	5,500	3,541
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,539
Series 2014 D, 5.25% 11/15/44	5,000	4,950
Series 2015 A1, 5% 11/15/45	1,200	1,162
Series 2015 B, 5% 11/15/29	2,125	2,127
Series 2015 C, 5% 11/15/35	600	601
Series 2016 A1, 5% 11/15/46	32,890	31,693
Series 2016 B:
5% 11/15/34	1,490	1,502
5% 11/15/35	8,375	8,421
Series 2016 C1:
5% 11/15/31	1,175	1,188
5% 11/15/32	730	738
Series 2016 D:
5% 11/15/30	1,805	1,827
5% 11/15/31	665	673
5.25% 11/15/31	500	509
Series 2017 A1, 5% 11/15/51	1,500	1,420
Series 2017 C-2:
0% 11/15/29	15,820	11,941
0% 11/15/32	18,000	11,643
Series 2017 C1:
5% 11/15/27	620	635
5% 11/15/30	1,015	1,033
Series 2017 D:
5% 11/15/28	2,125	2,172
5% 11/15/30	5,000	5,089
5% 11/15/32	925	940
Series 2020 C1, 5% 11/15/50	1,310	1,244
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,458
Series 2020 A:
3% 3/15/38	1,590	1,238
3% 3/15/39	5,000	3,854
Series 2021 A, 5% 3/15/49	6,500	6,482
Series 2021 E:
3% 3/15/50	10,285	6,813
4% 3/15/37	3,700	3,452
4% 3/15/39	735	661
Series 2022 A:
4% 3/15/39	1,000	899
5% 3/15/41	5,000	5,135
Series 2023 A:
5% 3/15/37	2,625	2,777
5% 3/15/38	1,645	1,718
5% 3/15/39	2,100	2,185
New York State Hsg. Fin. Agcy. Rev.:
Series 2017 K, 3% 11/1/32	1,500	1,318
Series 2021 D1, 2.4% 11/1/41	2,740	1,788
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/28 (c)	1,680	1,706
Series 221, 3.5% 10/1/32 (c)	3,905	3,736
Series 223, 3.5% 4/1/49	1,380	1,338
Series 226, 3.5% 10/1/50 (c)	8,875	8,470
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,202
Series 2020 C:
4% 3/15/39	1,000	908
4% 3/15/49	3,165	2,664
5% 3/15/47	7,820	7,821
Series 2022 A, 5% 3/15/40	8,000	8,205
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	2,998
5% 1/1/35	6,455	6,449
5% 1/1/41	9,320	9,241
5% 1/1/51	8,625	8,355
Series 2019 B:
3% 1/1/53	5,405	3,314
4% 1/1/45	5,000	4,199
Series 2020 N, 3% 1/1/50	5,000	3,165
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 3% 3/15/50	8,945	6,029
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	5,000	5,172
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	4,833
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (c)	4,000	3,957
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (c)	600	508
4% 12/1/41 (c)	1,700	1,394
5% 12/1/31 (c)	1,200	1,212
5% 12/1/33 (c)	1,950	1,957
5% 12/1/35 (c)	1,540	1,535
Series 2020 C:
5% 12/1/29	1,300	1,333
5% 12/1/30	500	514
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (c)	8,465	8,438
5% 12/1/36 (c)	7,500	7,462
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,126
Series 2019 A, 5% 3/15/43	10,830	10,813
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,170
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (c)	350	357
5% 4/1/30 (c)	750	758
5% 4/1/32 (c)	900	909
5% 4/1/33 (c)	650	657
5% 4/1/34 (c)	1,765	1,781
5% 4/1/36 (c)	1,150	1,128
5% 4/1/38 (c)	750	728
North Hempstead Gen. Oblig. Series 2017 C, 2.9% 9/15/33	850	696
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	881
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	872
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	8,789
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	786
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	566
(Utica College Proj.) Series 2019, 4% 7/1/39	2,625	2,162
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	374
4% 7/1/37	275	237
4% 7/1/38	510	431
4% 7/1/39	650	541
4% 7/1/40	600	492
5% 7/1/24	215	215
5% 7/1/25	235	235
5% 7/1/27	815	824
5% 7/1/28	855	866
5% 7/1/31	340	342
5% 7/1/32	265	266
5% 7/1/33	300	300
5% 7/1/34	300	300
5% 7/1/35	400	398
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,171
Onondaga County Series 2020, 2% 10/15/34	1,295	945
Pearl River Union Free School Series 2021, 2% 6/1/36	650	452
Port Auth. of New York & New Jersey:
Series 2020 221, 4% 7/15/50 (c)	2,900	2,288
Series 2022 234:
5% 8/1/38 (c)	1,750	1,748
5% 8/1/39 (c)	1,500	1,492
5.25% 8/1/40 (c)	2,000	2,030
Port Chester-Rye Series 2020, 2% 6/1/36	1,925	1,320
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,197
5% 7/1/45	1,625	1,631
Saratoga County Gen. Oblig. Series 2016, 3.125% 7/15/36	1,510	1,262
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,554
Suffolk County Gen. Oblig.:
Series 2021 A:
2% 6/15/33	7,555	5,740
2% 6/15/34	7,105	5,249
Series 2022 C, 4% 9/1/36	2,000	1,852
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 A2, 4% 6/1/50	3,000	2,407
Series 2021 B1, 4% 6/1/50	5,260	4,661
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (c)	500	445
4% 7/1/36 (c)	500	437
5% 7/1/28 (c)	1,640	1,659
5% 7/1/29 (c)	1,500	1,519
5% 7/1/30 (c)	1,500	1,521
5% 7/1/31 (c)	2,060	2,087
5% 7/1/32 (c)	1,145	1,159
5% 7/1/33 (c)	755	761
5% 7/1/34 (c)	815	817
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,575
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/36	800	857
5% 5/15/38	1,125	1,177
5% 5/15/39	1,545	1,607
Triborough Bridge & Tunnel Auth.:
Series 2022 D 1A, 5% 11/15/38	10,000	10,384
Series 2023 C, 5.25% 11/15/39	6,000	6,332
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 D, 4% 11/15/37	3,000	2,748
Series 2019 C, 3% 11/15/46	5,000	3,446
Series 2022 A:
4% 11/15/52	3,000	2,490
5% 11/15/40	2,000	2,040
5% 11/15/41	2,000	2,029
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,616
5% 8/1/28	1,565	1,582
5% 8/1/32	1,000	1,008
Series 2020 A, 5% 9/1/36	1,500	1,518
Uniondale Union Free School District Series 2021:
1.75% 5/1/33	3,385	2,503
1.75% 5/1/34	3,810	2,736
Westchester County Gen. Oblig. Series 2021 A:
2% 10/15/32	3,990	3,132
2% 10/15/33	570	440
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	355
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,464
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,047
Series 2021 B, 4% 2/15/37	1,200	1,105
TOTAL NEW YORK		989,245
New York And New Jersey - 8.5%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	3,885	4,013
Series 193, 5% 10/15/28 (c)	2,015	2,037
Series 2019 218, 5% 11/1/36 (c)	4,820	4,877
Series 202, 5% 10/15/36 (c)	5,455	5,476
Series 2021 224, 5% 7/15/56	6,795	6,696
Series 2021 227, 2% 10/1/34 (c)	4,380	3,036
Series 2023 238:
5% 7/15/35 (c)	8,475	8,779
5% 7/15/36 (c)	7,060	7,208
5% 7/15/37 (c)	4,235	4,270
Series 214:
4% 9/1/37 (c)	4,000	3,552
4% 9/1/39 (c)	1,920	1,675
4% 9/1/43 (c)	6,500	5,427
5% 9/1/33 (c)	2,005	2,056
Series 218:
4% 11/1/47 (c)	11,280	9,032
5% 11/1/30 (c)	1,130	1,162
5% 11/1/44 (c)	5,080	4,945
Series 221:
4% 7/15/36 (c)	3,000	2,697
4% 7/15/38 (c)	1,000	879
4% 7/15/40 (c)	2,000	1,703
4% 7/15/45 (c)	8,000	6,502
5% 7/15/32 (c)	1,500	1,560
Series 223, 5% 7/15/56 (c)	8,850	8,281
TOTAL NEW YORK AND NEW JERSEY		95,863
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,006
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	3,345	3,145
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	2,125
5.625% 7/1/27	455	463
5.625% 7/1/29	1,350	1,379
5.75% 7/1/31	3,120	3,209
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
4.55% 7/1/40	325	288
4.75% 7/1/53	2,250	1,900
Series 2019 A2, 4.329% 7/1/40	3,632	3,137
TOTAL PUERTO RICO		15,646
TOTAL MUNICIPAL BONDS (Cost $1,227,720)		1,101,760

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.14% (d)(e) (Cost $17,735)	17,731,454	17,735

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,245,455)	1,119,495
NET OTHER ASSETS (LIABILITIES) - 0.6%	7,151
NET ASSETS - 100.0%	1,126,646

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,665,000 or 1.4% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.14%	-	153,386	135,651	240	-	-	17,735	0.8%
Total	-	153,386	135,651	240	-	-	17,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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